Amount Due From/(to) Related Companies/Holding Company	6 Months Ended
Dec. 31, 2023
Amount Due From/(to) Related Companies/Holding Company [Abstract]
AMOUNT DUE FROM/(TO) RELATED COMPANIES/HOLDING COMPANY
7.	AMOUNT DUE FROM/(TO) RELATED COMPANIES/HOLDING COMPANY

	31 December 2023	30 June 2023
	RM	RM
Amount due from related companies
- trade	-	29,105,000
- non-trade	-	38,070,000
	-	67,175,000

Amount due to related companies
- trade	-	(100,000)
- non-trade	-	(27,800,000)
	-	(27,900,000)

Amount due to holding company
- non-trade	-	(21,500,000)

(a)	Amount due from/(to) related companies and holding company are classified as financial liabilities measured at amortised cost.

(b)	The amount due from/(to) related companies and holding company are unsecured, interest free, repayable upon demand and payable with next twelve (12) month.

(c)	The maturity profile of the amount due from/(to) related companies and holding company are at the end of the reporting period based on contractual undiscounted repayment obligations is repayable on demand or within one (1) year.